Goodwill and Intangible Assets - Changes in Intangible Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	$ 4,724	$ 3,370
Intangible assets, ending balance	5,174	4,724
Gross carrying value
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	6,420	4,713
Additions	433	229
Acquisitions	435	1,231
Disposals		(1)
Foreign exchange rate movements	(92)	248
Intangible assets, ending balance	7,196	6,420
Accumulated amortization and impairment losses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	(1,696)	(1,343)
Amortization charge for the year	(344)	(287)
Disposals		1
Impairment of intangible assets	(5)	(18)
Foreign exchange rate movements	23	(49)
Intangible assets, ending balance	(2,022)	(1,696)
Indefinite life
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	1,092
Intangible assets, ending balance	1,194	1,092
Indefinite life | Gross carrying value
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	1,117	1,081
Additions	46	0
Acquisitions	67	0
Disposals		0
Foreign exchange rate movements	(8)	36
Intangible assets, ending balance	1,222	1,117
Indefinite life | Accumulated amortization and impairment losses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	(25)	(23)
Amortization charge for the year	0	0
Disposals		0
Impairment of intangible assets	(5)	0
Foreign exchange rate movements	2	(2)
Intangible assets, ending balance	(28)	(25)
Internally generated software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	996
Intangible assets, ending balance	1,004	996
Internally generated software | Gross carrying value
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	1,761	1,265
Additions	126	206
Acquisitions	0	232
Disposals		(1)
Foreign exchange rate movements	(11)	59
Intangible assets, ending balance	1,876	1,761
Internally generated software | Accumulated amortization and impairment losses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	(765)	(615)
Amortization charge for the year	(113)	(113)
Disposals		1
Impairment of intangible assets	0	(16)
Foreign exchange rate movements	6	(22)
Intangible assets, ending balance	(872)	(765)
Other
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	2,636
Intangible assets, ending balance	2,976	2,636
Other | Gross carrying value
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	3,542	2,367
Additions	261	23
Acquisitions	368	999
Disposals		0
Foreign exchange rate movements	(73)	153
Intangible assets, ending balance	4,098	3,542
Other | Accumulated amortization and impairment losses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	(906)	(705)
Amortization charge for the year	(231)	(174)
Disposals		0
Impairment of intangible assets	0	(2)
Foreign exchange rate movements	15	(25)
Intangible assets, ending balance	$ (1,122)	$ (906)